Share capital	12 Months Ended
Dec. 31, 2023
Share capital
Share capital

22. Share capital

	2023	2022	2021

	(Euro, in thousands)
On January 1	€293,604	€292,075	€291,312
Share capital increase	333	1,530	763
Costs of capital increase	—	—	—
Share capital on December 31,	€293,937	€293,604	€292,075

Aggregate share capital	€356,445	€356,112	€354,582
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Share capital on December 31,	€293,937	€293,604	€292,075

HISTORY OF SHARE CAPITAL

The history of the share capital of Galapagos NV between January 1, 2021 and December 31, 2023 is as follows:

Date	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2021			65,412	€353,819
March 19, 2021	540	100
June 7, 2021	59	11
September 20, 2021	41	8
December 3, 2021	123	23
December 31, 2021			65,553	354,582
March 18, 2022	517	96
June 20, 2022	434	80
September 27, 2022	579	107
December 31, 2022			65,836	356,112
March 20, 2023	333	62
December 31, 2023			65,897	€356,445

On December 31, 2023, Galapagos NV’s share capital amounted to €356,445 thousand, represented by 65,897,071 shares. All shares were issued, fully paid up and of the same class.

All of the share issuances listed above were for cash consideration.

The below table summarizes the capital increases for the years 2021, 2022 and 2023.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2021	65,411,767	€291,312	€2,727,840	€3,019,153

March 19, 2021 : exercise of subscription rights	99,814	540	1,718	2,258	22.62	68.48

June 7, 2021 : exercise of subscription rights	10,940	59	266	325	29.73	61.78

September 20, 2021 : exercise of subscription rights	7,600	41	111	152	19.97	46.93

December 3, 2021 : exercise of subscription rights	22,600	123	456	579	25.61	41.72

On December 31, 2021	65,552,721	292,075	2,730,391	3,022,467

March 18, 2022 : exercise of subscription rights	95,500	517	1,643	2,160	22.61	57.38

June 20, 2022 : exercise of subscription rights	80,290	434	1,025	1,460	18.18	53.52

September 27, 2022 : exercise of subscription rights	107,000	579	2,497	3,076	28.75	44.49

On December 31, 2022	65,835,511	293,604	2,735,557	3,029,162

March 20, 2023 : exercise of subscription rights	61,560	333	1,437	1,770	28.75	35.47

On December 31, 2023	65,897,071	€293,937	€2,736,994	€3,030,932

Other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41

The Board of Directors is authorized for a period of five years starting from the date of publication in the Annexes to the Belgian State Gazette of the Shareholders’ Resolution that granted the renewed authorization, to increase the share capital of Galapagos NV within the framework of the authorized capital through contributions in kind or in cash, with limitation or cancellation of the shareholders’ preferential subscription rights. Said authorization can be renewed. The authorized capital of Galapagos NV consists of two parts:

◾	A general authorization for capital increases up to 20% of the share capital at the time of convening the Shareholders’ Meeting of October 22, 2019 (i.e. €67,022,402.04) was renewed and is valid for a period of five years from the date of publication of this renewal in the Annexes to the Belgian State Gazette, i.e. November 13, 2019. This general authorization will expire on November 12, 2024.
◾	A specific authorization for capital increases of more than 20% and up to 33% of the share capital at the time of the convening the Shareholders' Meeting of April 25, 2017 (i.e. €82,561,764.93), was renewed and is valid for a period of five years from the date of publication of this renewal in the Annexes to the Belgian State Gazette, i.e. May 31, 2017. This specific part of the authorized capital can, however, only be used in a number of specific circumstances and upon a resolution of the Board of Directors that all independent members of the Board of Directors (within the meaning of article 7:87 of the Belgian Companies Code) approve. The Board of Directors is currently not authorized to increase the share capital after notification by the FSMA (Financial Services and Markets Authority) of a public takeover bid on Galapagos NV’s shares. The specific authorization expired on May 30, 2022.

As of December 31, 2023, an amount of €16,566,540.17 still remained available under the general part of the authorized capital.